SEGMENT INFORMATION - Schedule Of Detailed Information about Assets and Liabilities Based on Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Assets, excluding assets classified as held for sale	$ 9,607,063	$ 5,792,350
Liabilities, excluding liabilities classified as held for sale	(4,509,413)	(3,163,876)
Total assets	10,535,395	6,713,595
Total liabilities	(4,740,088)	(3,316,043)
Revenue	1,817,195	912,840
Other operating expenses	(834,589)	(596,921)
Depreciation and depletion	(339,694)	(109,796)
Exploration and evaluation expense	(10,884)	(1,631)
Miscellaneous other operating expense	(199,689)	(52,788)
Income from operations	432,339	151,704
Discontinued operation
Disclosure of operating segments [line items]
Revenue	891,941	601,280
Other operating expenses	(9,301)	(11,664)
Depreciation and depletion	(160,776)	(110,691)
Income from operations	289,228	86,260
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets	10,535,395	6,713,595
Total liabilities	(4,740,088)	(3,316,043)
Revenue	2,709,136	1,514,120
Other operating expenses	(1,267,225)	(989,586)
Depreciation and depletion	(500,470)	(220,487)
Exploration and evaluation expense	(19,499)	(12,493)
Miscellaneous other operating expense	(200,375)	(53,590)
Income from operations	721,567	237,964
Greenstone
Disclosure of operating segments [line items]
Assets, excluding assets classified as held for sale	3,922,963	3,774,047
Liabilities, excluding liabilities classified as held for sale	(1,263,416)	(1,136,784)
Revenue	777,594	278,369
Other operating expenses	(308,475)	(116,843)
Depreciation and depletion	(171,975)	(19,309)
Exploration and evaluation expense	0	(139)
Miscellaneous other operating expense	0	0
Income from operations	297,144	142,078
Valentine
Disclosure of operating segments [line items]
Assets, excluding assets classified as held for sale	2,225,144	0
Liabilities, excluding liabilities classified as held for sale	(869,978)	0
Revenue	80,530
Other operating expenses	(55,476)
Depreciation and depletion	(7,368)
Exploration and evaluation expense	(2,393)
Miscellaneous other operating expense	0
Income from operations	15,293
Mesquite
Disclosure of operating segments [line items]
Assets, excluding assets classified as held for sale	319,723	319,572
Liabilities, excluding liabilities classified as held for sale	(58,831)	(44,267)
Revenue	286,894	173,223
Other operating expenses	(120,959)	(103,663)
Depreciation and depletion	(49,045)	(28,943)
Exploration and evaluation expense	2,435	0
Miscellaneous other operating expense	0	0
Income from operations	119,325	40,617
Nicaragua
Disclosure of operating segments [line items]
Assets, excluding assets classified as held for sale	1,208,712	0
Liabilities, excluding liabilities classified as held for sale	(462,009)	0
Revenue	491,593
Other operating expenses	(201,509)
Depreciation and depletion	(93,100)
Exploration and evaluation expense	(8,306)
Miscellaneous other operating expense	0
Income from operations	188,678
Castle Mountain
Disclosure of operating segments [line items]
Assets, excluding assets classified as held for sale	357,732	333,317
Liabilities, excluding liabilities classified as held for sale	(14,082)	(13,253)
Revenue	29,635	49,004
Other operating expenses	(5,349)	(49,512)
Depreciation and depletion	1,469	(6,171)
Exploration and evaluation expense	(507)	(433)
Miscellaneous other operating expense	(7,691)	(580)
Income from operations	17,557	(7,692)
Los Filos
Disclosure of operating segments [line items]
Assets, excluding assets classified as held for sale	1,034,275	1,162,039
Liabilities, excluding liabilities classified as held for sale	(195,147)	(248,196)
Revenue	109,448	412,244
Other operating expenses	(122,305)	(326,903)
Depreciation and depletion	(12,937)	(55,373)
Exploration and evaluation expense	(912)	(463)
Miscellaneous other operating expense	(87,300)	0
Income from operations	(114,006)	29,505
Corporate
Disclosure of operating segments [line items]
Assets, excluding assets classified as held for sale	538,514	203,375
Liabilities, excluding liabilities classified as held for sale	(1,645,950)	(1,721,376)
Revenue	0	0
Other operating expenses	0	0
Depreciation and depletion	0	0
Exploration and evaluation expense	(1,201)	(596)
Miscellaneous other operating expense	(104,698)	(52,208)
Income from operations	(105,899)	(52,804)
Brazil | Discontinued operation
Disclosure of operating segments [line items]
Total assets	928,332	921,245
Total liabilities	(230,675)	(152,167)
Revenue	891,941	601,280
Other operating expenses	(432,636)	(392,665)
Depreciation and depletion	(160,776)	(110,691)
Exploration and evaluation expense	(8,615)	(10,862)
Miscellaneous other operating expense	(686)	(802)
Income from operations	$ 289,228	$ 86,260